Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 4 -	SUBSEQUENT EVENTS

On July 16, 2020, the Company's shareholders approved, among others, a grant of options to two members of the Company's Board of Directors, to the Company's Chief Executive Officer, to the Vice President of Human Resources and to Magna B.S.P Ltd.'s employees (the Company's significant shareholder) to purchase 300,000 each, 4,113,000, 700,000, and 950,000, respectively, of the Company's Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options.